REVENUE	12 Months Ended
Dec. 31, 2020
REVENUE.
REVENUE

3.      Revenue

Significant accounting judgements and estimates

Revenue from PGM mining activities

The determination of PGM concentrate sales revenue from the time of initial recognition of the sale on a provisional basis through to final pricing requires management to continuously re-estimate the fair value of the price adjustment features. Management determines this with reference to estimated forward prices using consensus forecasts.

Accounting policy

Revenue from mining activities

Revenue from gold sales is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from gold sales when the customer obtains control of the gold. These criteria are typically met when the gold is credited to the customer’s bullion account by Rand Refinery Proprietary Limited (Rand Refinery). The transaction price is determined based on the agreed upon market price and number of ounces delivered.

Revenue from PGM concentrate and metal sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mined product which is typically upon delivery. The sales price is determined on a provisional basis at the date of delivery. Adjustments to the selling price occur based on changes in the metal content quantities and penalties, which represents variable transaction price components, as well as changes in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. For PGM metal sales, pricing is finalised within the month of sale. For PGM concentrate sales, the period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recognised at the amount of consideration that the Group expects to be entitled to.

The revenue adjustment mechanism relating to changes in metal market prices, embedded within provisionally priced PGM concentrate sale arrangements, has the characteristics of a commodity derivative. Accordingly, the fair value of the final sales price adjustment is re-estimated continuously and changes in fair value are recognised as an adjustment to revenue in profit or loss and trade receivables in the statement of financial position. In all cases, fair value is determined with reference to estimated forward prices using consensus forecasts. Revenue arising from these price adjustments is disclosed separately from revenue from contracts with customers.

Revenue from PGM recycling consists of the sales of recycled palladium, platinum and rhodium derived from spent catalytic material and is recognised when control is transferred, which is when metal is transferred from the Group’s metal account to the 3rd party’s metal account. Revenue from PGM recycling also includes revenue from toll processing, which is recognised at the time the returnable metals are returned to the supplier at a third party refinery.

Wheaton streaming revenue

In 2018, Wheaton Precious Metals International Limited (Wheaton International) and the Group entered into a streaming transaction. 100% of refined mined gold and 4.5% of refined mined palladium from the Stillwater Mining Company (Stillwater) operations will be delivered to Wheaton International over the life of mine of the US PGM operations. Each ounce is identified as a separate performance obligation.

In exchange for this, Wheaton International paid the Group R6,555.4 million (US$500.0 million) on 25 July 2018. In addition to the advance payment, Wheaton International currently pays the Group 18% cash based on the value of gold and palladium deliveries each month (refer to note 32 for additional detail on the monthly cash percentage). The contract will be settled by the Group delivering metal credits to Wheaton International representing underlying refined, mined gold and palladium.

The transaction price, being the advance payment and the cash payment to be received, is recognised as revenue each month when the metal credit is allocated to the appropriate Wheaton International account. It is from this date that Wheaton International has effectively accepted the metal, has physical control of the metal and has the risk and reward of the metal (i.e. control has transferred).

Revenue will be recognised over the life of mine of the US PGM operations in line with the timing of control transfer discussed above. To the extent that the life of mine changes or other key inputs are changed (refer note 32), these changes are recognised prospectively as a cumulative catch-up in revenue in the year that the change occurs.

BTT streaming revenue

Lonmin entered into a metal streaming transaction in 2016 to deliver between 23% - 38% of 6E PGM from its BTT project based on a weighted 6E PGM basket price. Lonmin received $50 million upfront, which was recognised as deferred revenue. Lonmin received between $106 and $280 per ounce of 6E PGM metals based on basket price of 6E PGM for each ounce delivered. The performance obligations under the contract were to be satisfied through delivery of the 6E PGM metals ounces.

At acquisition of Lonmin (2019), the Group accounted for the deferred revenue at fair value of R627.6 million under IFRS 3, including a significant financing component.

The transaction price under IFRS 15 Revenue from Contracts with Customers (IFRS 15), being the advance payment and further cash payments received, were recognised as revenue when the metal ounces were delivered and Lonmin no longer had physical control of the metal, which is also when the risk and rewards were transferred (i.e. control has transferred).

Revenue was recognised over the life of the bulk tailing re-treatment project operations based on the ounces delivered. To the extent that the life of project changed or other key inputs changed (refer note 32), these changes were recognised prospectively as a cumulative catch-up in revenue in the year that the change occurred.

The BTT project was early cash-settled by the Group during March 2020 (refer note 32).

Other forward sale and prepayment transactions

The Group also enters into other forward sale or prepayment transactions with counterparties in which a cash payment is received in advance for future delivery of gold and PGM ounces to the relevant counterparty. Each ounce is identified as a separate performance obligation.

The transaction price under IFRS 15, being the advance payment and further cash payments received, is recognised as revenue when the metal ounces are delivered or credited to the customer’s account and Sibanye-Stillwater no longer has physical control of the metal, which is also when the risk and rewards are transferred (i.e. control has transferred).

The Group’s sources of revenue are:

Figures in million - SA rand	2020	2019	2018
Gold mining activities	27,868.8	18,644.2	19,656.7
PGM mining activities	72,469.3	38,418.4	22,735.2
Recycling activities	25,296.5	14,521.2	7,442.7
Stream[1]	538.5	540.4	201.6
Total revenue from contracts with customers	126,173.1	72,124.2	50,036.2
Adjustments relating to sales of PGM concentrate[2]	1,219.3	801.2	620.2
Total revenue	127,392.4	72,925.4	50,656.4

[1]The difference between revenue from PGM mining activities above and total revenue from PGM mining activities per the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton International (Wheaton Stream) in the above as well as the separate disclosure of revenue related to adjustments on the sales of PGM concentrate. Revenue relating to the Wheaton Stream is incorporated in the Group corporate segment as described in the segment report

[2]These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised

Revenue per geographical region of the relevant operations:

Figures in million - SA rand	2020	2019	2018
Southern Africa	82,781.4	46,222.6	34,810.3
United States[1]	44,611.0	26,702.8	15,846.1
Total revenue	127,392.4	72,925.4	50,656.4

[1]The difference between revenue generated by operations in the US and the revenue in the US PGM operations segment relates to the Wheaton Stream

Percentage of revenue per segment based on the geographical location of customers purchasing from the Group:

Revenue generated per product:

Figures in million - SA rand	2020	2019	2018
Gold	28,929.8	18,882.1	21,434.2
PGMs[1]	95,572.5	51,504.9	27,545.7
Platinum	17,053.9	13,013.2	9,233.9
Palladium	47,280.9	28,031.0	15,282.3
Rhodium	29,865.1	9,338.1	2,236.0
Iridium	814.5	649.6	442.9
Ruthenium	558.1	473.0	350.6
Chrome	1,572.7	1,749.3	1,128.9
Other[2]	1,317.4	789.1	547.6
Total revenue	127,392.4	72,925.4	50,656.4

1 In line with Sibanye-Stillwater’s mine-to-market PGM strategy and according to the processing agreements with Anglo American Platinum Limited (Anglo American Platinum), the processing arrangement for SRPM production changed from a purchase of concentrate arrangement to a Toll processing arrangement from 1 January 2019

[2] Other primarily includes revenue from nickel, silver, cobalt and copper sales

Major customers

During 2020, total revenue from customers A and B, which is reported in the Group’s US PGM and SA PGM operating segments, amounted to approximately R49,455 million and R15,234 million, respectively. During 2019, total revenue from a single customer which is reported in the Group’s US PGM and SA PGM operating segments, amounted to approximately R30,598 million. During 2018, a customer from each of the US PGM, SA PGM and SA Gold operating segments, amounted to approximately R11,809 million, R13,881 million and R7,371 million of the Group’s total revenue, respectively.

Market risk

Foreign currency sensitivity

The SA region’s revenue is sensitive to changes in the exchange rate. The US PGM operations’ revenue (and expenses) are translated from its functional currency (US dollars) to the Group’s presentation currency (SA rand) and, therefore, the Group’s “presentation currency” earnings are sensitive to changes in the exchange rate. A one percentage point change in the SA rand average exchange rate for the year ended 31 December 2020 of R16.46/US$ would have changed profit for the year by approximately R77.8 million.